Miscellaneous Receivables and Other Non-Current Assets	12 Months Ended
Dec. 31, 2018
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Miscellaneous Receivables and Other Non-Current Assets

NOTE 10—MISCELLANEOUS RECEIVABLES AND OTHER NON-CURRENT ASSETS

Miscellaneous receivables and other non-current assets fell by 131 million euros compared to December 31, 2017. They included:

			As of December 31,
			2018		2017
				Of which Financial Instruments		Of which Financial Instruments
			(millions of euros)
Miscellaneous receivables ( non-current)	(a)		697	326	704	371
Other non-current assets
Deferred contract costs			1,531
Other cost deferrals			63
Medium/long-term prepaid expenses					1,718
Total other non-current assets	(b)		1,594		1,718

Total	(a+b	)	2,291	326	2,422	371

Further details on Financial Instruments are provided in the Note “Supplementary disclosure on financial instruments”.

The impacts caused by the adoption of IFRS 15 are summarized below:

			As of December 31, 2018	Adoption of new accounting standards		As of January 1, 2018

				IFRS 15 reclassifications	IFRS 15 adjustments
			(millions of euros)
Miscellaneous receivables (non-current)	(a)		704			704
Other non-current assets
Deferred contract costs			—	1,714	(319)	1,395
Other cost deferrals			—	54	—	54
Medium/long-term prepaid expenses			1,718	(1,718)	—	—

Total other non-current assets	(b)		1,718	50	(319)	1,449

Total	(a+b	)	2,422	50	(319)	2,153

For more detailed information on the impacts caused by the adoption of IFRS 15, please refer to the Note “Accounting Standards”.

Miscellaneous receivables (non-current) amounted to 697 million euros (704 million euros at December 31, 2017), mainly refer to the Brazil Business Unit (646 million euros); 651 million euros at December 31, 2017). They were related to receivables for court deposits of 307 million euros (349 million euros at December 31, 2017) and current income tax receivables of 88 million euros (96 million euros at December 31, 2017).

Other non-current assets amounted to 1,594 million euros (1,718 million euros at December 31, 2017). They mainly break down as follows:

•

Deferred contract costs totaling 1,531 million euros, relating to the deferral of costs connected with the activation and acquisition of new contracts with customers, classified at December 31, 2017 as Medium/long-term prepaid expenses.

Under previous accounting policies, contract costs (incremental costs of obtaining a contract and costs to fulfill a contract) were capitalized or deferred and recognized in the income statement on the basis of the expected duration of the contract and the type of customer.

That approach is substantially confirmed under IFRS 15, with the exception of the reclassification of subscriber acquisition costs (SACs) connected to contracts with lock-in clauses from intangible assets, equal, at January 1, 2018, to 110 million euros (of which 50 million euros medium/long-term).

Activation costs for telephone services are deferred throughout the expected life of the relationship with the customer, taking also into account the reasonable expectations of cash flows arising from these services. The average expected duration at December 31, 2018 was 3 years for mobile business and 7 years for fixed business.

•	Other cost deferrals of 63 million euros were attributable mainly to the companies of the Domestic Business Unit.

•

Medium/long-term prepaid expenses: no longer present at December 31, 2018 as included in the aforementioned items; as at December 31, 2017, they mainly referred to the Domestic Business Unit and the deferral of costs connected with the activation and acquisition of new contracts with customers.

The breakdown of the total deferred contract costs (non-current and current) at December 31, 2018 is provided below with details of the acquisition costs and costs for executing contracts, as well as their movements during the year:

As of December 31, 2018
(millions of euros)
Deferred contract cost
Costs of obtaining a contract	1,132
Costs to fulfil a contract	1,033

Total	2,165

	As of January 1, 2018	Increase	Release to income statement	Exchange differences and other changes	As of December 31, 2018
	(millions of euros)
Costs of obtaining a contract	1,031	473	(367)	(5)	1,132
Costs to fulfil a contract	905	348	(220)	—	1,033

Total	1,936	821	(587)	(5)	2,165